                                                          [LOGO]

                                             THE RUSHMORE FUND, INC.

                            ----------------------------------------------------

                                                Semiannual Report

                                                   February 28, 1998

                                          SEMIANNUAL REPORT, February 28, 1998
                                                       THE RUSHMORE FUND, INC.
                                4922 FAIRMONT AVENUE, BETHESDA, MARYLAND 20814

LOGO

                                            (800) 343-3355      (301) 657-1500

                                                                  April 20, 1998

Dear Shareholder:

The turmoil in the Asian financial markets at the end of 1997 spurred a "flight-to-quality" to U.S. Government securities, and began speculation of a slowdown in the U.S. economy. These were major factors in the decrease of over 65 basis points of the yield on the bellwether thirty-year Treasury bond since our last report in August. The yield of 5.70% reached in January of this year was the lowest yield on the bond since auctions began on a regular basis in 1977.

There was more evidence of lowered inflationary fears with the Federal Reserve changing their policy stance on interest rates to neutral from a bias of restraint in their December meeting. The Fed has not made an adjustment to the Federal Funds rate since March of 1997 and we do not look for them to make any changes in the near future. The unanticipated turmoil in the Asian financial markets was a major factor in the decline in bond yields, but unless the Fed was to ease the Fed Funds rate below the current 5 1/2%, there does not appear to be any room for the longer maturity bond yields to drop below their current ranges.

RUSHMORE U.S. GOVERNMENT BOND PORTFOLIO

The U.S. Government Bond Portfolio continues to invest primarily in the ten- and thirty-year Treasury issues, and had an average maturity of 21 years as of February 28, 1998. Our objective is to provide high current income as well as maintain safety of principal. For the six-month period ending February 28, 1998, the total return of the portfolio was 9.96%.

As always, we thank you for your continued support.

Sincerely,

/s/ Daniel L. O'Connor                    /s/ Richard J. Garvey
Daniel L. O'Connor                        Richard J. Garvey
Chairman of the Board                     President

                            THE RUSHMORE FUND, INC.

                         U.S. GOVERNMENT BOND PORTFOLIO

                            STATEMENT OF NET ASSETS

                               FEBRUARY 28, 1998

                                  (UNAUDITED)

                                                                            FACE       VALUE
                                                                           AMOUNT     (NOTE 1)
                                                                          ---------  ----------
U.S. TREASURY OBLIGATIONS: 95.4% OF NET ASSETS

U.S. Treasury Notes, 6.125%, 8/15/07....................................  $5,700,000 $5,876,346
U.S. Treasury Bonds, 7.625%, 2/15/25....................................  4,050,000   4,928,344
U.S. Treasury Bonds, 6.875%, 8/15/25....................................  4,900,000   5,477,284
U.S. Treasury Bonds, 6.125%, 11/15/27...................................    700,000     719,687
                                                                                     ----------
Total U.S. Treasury Obligations (Cost $16,527,234)......................             17,001,661
                                                                                     ----------

REPURCHASE AGREEMENT: 4.4%

With PaineWebber dated 2/27/98 at 5.5% to be repurchased at $783,721 on
  3/2/98, collateralized by $790,401 in U.S. Treasury Notes, due 6/30/98
  (Cost $783,362).......................................................                783,362
                                                                                     ----------
TOTAL INVESTMENTS: 99.8% (COST $17,310,596*)............................             17,785,023
OTHER ASSETS LESS LIABILITIES: 0.2%.....................................                 30,149
                                                                                     ----------
NET ASSETS (NOTE 5): 100.0%.............................................             $17,815,172
                                                                                     ----------
                                                                                     ----------
NET ASSET VALUE PER SHARE (BASED ON 1,674,479 SHARES OUTSTANDING).......                 $10.64
                                                                                     ----------
                                                                                     ----------

                *Aggregate cost for Federal income tax purposes
                       See Notes to Financial Statements.

                            THE RUSHMORE FUND, INC.

                         U.S. GOVERNMENT BOND PORTFOLIO

                            STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998

                                  (UNAUDITED)

INTEREST INCOME (Note 1).........................................  $    484,344
                                                                   ------------
EXPENSES
  Investment Advisory Fee (Note 2)...............................        41,240
  Administrative Fee (Note 2)....................................        24,744
                                                                   ------------
    Total Expenses...............................................        65,984
                                                                   ------------
NET INVESTMENT INCOME............................................       418,360
                                                                   ------------
Net Realized Gain on Investment Transactions.....................       130,022
Change in Net Unrealized Appreciation/Depreciation of
  Investments....................................................       939,054
                                                                   ------------
NET GAIN ON INVESTMENTS..........................................     1,069,076
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $  1,487,436
                                                                   ------------
                                                                   ------------

                       See Notes to Financial Statements.

                            THE RUSHMORE FUND, INC.

                         U.S. GOVERNMENT BOND PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                    FOR THE SIX
                                                    MONTHS ENDED
                                                    FEBRUARY 28,   FOR THE YEAR
                                                        1998       ENDED AUGUST
                                                    (UNAUDITED)      31, 1998
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income...........................  $   418,360    $   966,547
  Net Realized Gain (Loss) on Investment
    Transactions..................................      130,022       (260,096)
  Change in Net Unrealized
    Appreciation/Depreciation of Investments......      939,054      1,358,287
                                                    ------------   ------------
    Net Increase in Net Assets Resulting from
      Operations..................................    1,487,436      2,064,738
                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income......................     (418,360)      (971,703)
  From Net Realized Gain on Investments...........           --        (31,134)
                                                    ------------   ------------
    Total Distributions to Shareholders...........     (418,360)    (1,002,837)
                                                    ------------   ------------
SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares...............   10,758,104     10,275,496
  Reinvestment of Distributions...................      350,985        838,080
  Cost of Shares Redeemed.........................   (9,574,954)   (18,387,418)
                                                    ------------   ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Share Transactions...........    1,534,135     (7,273,842)
                                                    ------------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS........    2,603,211     (6,211,941)

NET ASSETS -- Beginning of Period.................   15,211,961     21,423,902
                                                    ------------   ------------
NET ASSETS -- End of Period.......................  $17,815,172    $15,211,961
                                                    ------------   ------------
                                                    ------------   ------------

SHARES
  Sold............................................    1,015,757      1,055,504
  Issued in Reinvestment of Distributions.........       33,342         85,019
  Redeemed........................................     (908,768)    (1,887,103)
                                                    ------------   ------------
    Net Increase (Decrease) in Shares.............      140,331       (746,580)
                                                    ------------   ------------
                                                    ------------   ------------

                       See Notes to Financial Statements.

                            THE RUSHMORE FUND, INC.

                         U.S. GOVERNMENT BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                       FOR THE SIX
                                       MONTHS ENDED
                                       FEBRUARY 28,                FOR THE YEARS ENDED AUGUST 31,
                                           1998      ----------------------------------------------------------
                                       (UNAUDITED)      1997        1996        1995        1994        1993
                                       ------------  ----------  ----------  ----------  ----------  ----------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value -- Beginning of
    Period...........................      $9.92         $9.39       $9.89       $9.08      $11.55      $10.62
                                       ------------  ----------  ----------  ----------  ----------  ----------
  Income from Investment Operations
    Net Investment Income............       0.26          0.55        0.56        0.61        0.60        0.65
    Net Realized and Unrealized Gain
      (Loss) on Investments..........       0.72          0.55       (0.50)       0.81       (1.88)       1.30
                                       ------------  ----------  ----------  ----------  ----------  ----------
      Total from Investment
        Operations...................       0.98          1.10        0.06        1.42       (1.28)       1.95
                                       ------------  ----------  ----------  ----------  ----------  ----------
  Distributions to Shareholders
    From Net Investment Income.......      (0.26)        (0.55)      (0.56)      (0.61)      (0.60)      (0.65)
    From Net Realized Capital Gain...         --         (0.02)         --          --       (0.59)      (0.37)
                                       ------------  ----------  ----------  ----------  ----------  ----------
      Total Distributions............      (0.26)        (0.57)      (0.56)      (0.61)      (1.19)      (1.02)
                                       ------------  ----------  ----------  ----------  ----------  ----------
  Net Increase (Decrease) in Net
    Asset Value......................       0.72          0.53       (0.50)       0.81       (2.47)       0.93
                                       ------------  ----------  ----------  ----------  ----------  ----------
  Net Asset Value -- End of Period...     $10.64         $9.92       $9.39       $9.89       $9.08      $11.55
                                       ------------  ----------  ----------  ----------  ----------  ----------
                                       ------------  ----------  ----------  ----------  ----------  ----------

TOTAL INVESTMENT RETURN..............       9.96% (A)     11.94%      0.41%      16.35%     (10.29)%     20.92%

RATIOS TO AVERAGE NET ASSETS
  Expenses...........................       0.80% (B)      0.80%      0.80%       0.80%       0.80%       0.80%
  Net Investment Income..............       5.07% (B)      5.60%      5.59%       6.75%       5.97%       6.08%

SUPPLEMENTARY DATA
  Portfolio Turnover Rate............       31.0%         19.2%       95.0%       63.3%      188.3%      173.6%
  Net Assets at End of Period (000's
    omitted).........................    $17,815       $15,212     $21,424     $16,391     $29,276     $24,094
  Number of Shares Outstanding at End
    of Period (000's omitted)........      1,674         1,534       2,281       1,658       3,225       2,085

--------------------------

(A) Total Investment Return for periods of less than one year are not annualized.

(B)   Annualized

                       See Notes to Financial Statements.

                            THE RUSHMORE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

The Rushmore Fund, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund currently consists of one portfolio, U.S. Government Bond Portfolio. On February 28, 1998, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

       (a) Securities of the U.S. Government Bond Portfolio are valued on the basis of the average of quoted bid and ask prices when market quotations are available. If market quotations are not readily available, the Board of Directors will value the portfolio's securities in good faith.

       (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Realized gains and losses from security transactions are computed on an identified cost basis.

       (c) Net investment income is computed and dividends are declared daily in the U.S. Government Bond Portfolio. Income dividends in this portfolio are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Capital gains, if any, are distributed annually.

       (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates, (the "Adviser"). Under an agreement with the Adviser, the U.S. Government Bond Portfolio pays a fee for such services at an annual rate of 0.50% of the average daily net assets. Certain Officers and Directors of the Fund are affiliated with the Adviser.

Rushmore Trust and Savings, FSB (Rushmore Trust), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund.

For these services, Rushmore Trust receives an annual fee of 0.30% of the average daily net assets of the U.S. Government Bond Portfolio.

3.  SECURITIES TRANSACTIONS

For the six months ended February 28, 1998, purchases of securities, excluding short-term securities, were $6,115,094 and sales (including maturities) of securities were $4,955,406.

4.  NET UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS

As of February 28, 1998, net appreciation of investments for Federal income tax purposes was $474,427 of which $544,525 related to appreciated investments and $70,098 related to depreciated investments. At February 28, 1998, the cost of the Fund's securities for Federal income tax purposes was $17,310,596.

5.  NET ASSETS

At February 28, 1998, net assets consisted of the following:

Paid-in-Capital...........................................................  $17,958,510
Accumulated Net Realized Loss on Investments..............................    (617,765)
Net Unrealized Appreciation on Investments................................     474,427
                                                                            ----------
NET ASSETS................................................................  $17,815,172
                                                                            ----------
                                                                            ----------

6.  CAPITAL LOSS CARRYOVERS

At August 31, 1997, for Federal income tax purposes, the U.S. Government Bond Portfolio had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration as follows:

Expires August 31,
---------------------------------------------------------------------
2001.................................................................  $ 253,964
2002.................................................................    233,727
2005.................................................................    260,096
                                                                       ---------
                                                                       $ 747,787
                                                                       ---------
                                                                       ---------